BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2022		2021		2020
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$0	0.00%	$51,203	0.01%	$166,594	0.05%
FHLB borrowings	1,130,000	4.58%	225,000	0.18%	0	0.00%
Other short-term borrowings	157,156	4.33%	20,000	1.90%	0	0.00%
Total	$1,287,156	4.55%	$296,203	0.27%	$166,594	0.05%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$29,526	1.42%	$160,967	0.07%	$149,036	0.26%
FHLB borrowings	672,928	2.37%	43,371	0.20%	441,867	1.37%
Other short-term borrowings	115,041	2.38%	165	1.92%	0	0.00%
Total	$817,495	2.34%	$204,503	0.10%	$590,903	1.09%

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2022		2021
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$313,705	5.48%	$313,248	4.86%
Unamortized debt issuance costs	(1,998)	n/a	(2,384)	n/a
Capital lease liability	1,698	3.82%	1,781	3.81%
Capital loan with municipality	775	0.00%	775	0.00%
Subtotal	314,180	5.50%	313,420	4.88%

Acquired in Summit acquisition
Bank lines of credit	0	0.00%	23,030	2.77%
Notes issued in conjunction with acquisition of property and equipment	32,492	4.44%	73,382	4.09%
Total notes payable acquired in Summit acquisition	32,492	4.44%	96,412	3.77%
Total long-term debt	$346,672	5.40%	$409,832	4.62%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2022, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2023	$6,898
2024	12,408
2025	4,169
2026	6,201
2027	2,173
Thereafter	314,823
Total	$346,672